Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

15. Accrued Expenses and Other Current Liabilities

		As of December 31,
		2019	2020
		RMB	RMB
Interest payable	(i)	19,347	21,053
Payables to merchants	(ii)	590,517	511,370
Accrual for salary, bonus and employee benefits		31,141	22,211
Advertising fees payable		37,307	19,216
Accrued expenses		42,904	22,008
Deposits from merchants		41,079	50,256
Contingent consideration		10,253	—
Other tax payable		89,994	95,322
Others		33,152	929
Accrued Expenses and Other Current Liabilities		895,694	742,365

(i)  The balance mainly includes the current portion of interest payable of convertible note (see Note 14).

(ii) The balance mainly consists of amounts collected on behalf of third-party merchants. A restricted cash deposit of RMB150,000 and nil was pledged to the merchants as collateral, respectively as of December 31, 2019 and 2020.